                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 033-39171


                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT 1
                       PROFILE VARIABLE ANNUITY PROSPECTUS
                DATED MAY 2, 2002 (as Supplemented July 28, 2006)


         The purpose of this supplement is to notify Profile variable annuity contract owners of the proposed closing and liquidation of the Dreyfus VIF Small Company Stock Portfolio ("Portfolio"), a series of the Dreyfus Variable Investment Fund ("Fund").

         The Board of Trustees ("Board") of the Fund has voted to recommend liquidation of the Portfolio. The Board voted to recommend the liquidation of the Portfolio because its net assets have grown to only $42.5 million and it is unlikely that the Portfolio will experience material growth in assets in the foreseeable future. The Portfolio's asset size results in fixed expenses remaining high (before fee waivers and/or reimbursements) relative to total assets. The closing and liquidation is subject to shareholder approval at a special meeting to be held on or about April 16, 2007 ("Meeting"). If approved by shareholders, the liquidation is expected to be effective on or about April 30, 2007.

         If the liquidation is not approved, the Portfolio will not be liquidated and will continue to operate and be managed in accordance with its investment objective and policies as currently in effect. However, in such case, the Fund's Board would determine what alternative action, if any, should be taken.

         If the closing and liquidation is approved, then on or about April 30, 2007 funds invested in subaccount supported by the Portfolio will be automatically moved into the Fidelity VIP Money Market Portfolio - Initial Class ("Fidelity Money Market Portfolio").

         Please note that we must receive instructions from you to transfer your account value out of the Portfolio prior to the close of the New York Stock Exchange ("Market Close") on April 30, 2007 if you do not wish to have the liquidation proceeds allocated to the Fidelity Money Market Portfolio. At any time prior to Market Close on April 30, 2007, you may transfer your account value in the Portfolio to any other investment option offered in your contract. Other investment options offered in your contract are part of the AllianceBernstein Variable Products Series Fund, Inc. ("AVPSF"), AIM Variable Insurance Funds, Inc. ("AVIT"), Dreyfus Stock Index Fund ("DSIF"), Fidelity Variable Insurance Products Fund (FVIPF"), Fidelity Variable Insurance Products Fund II ("FVIPII") and Van Eck Worldwide Insurance Trust ("VEWIT"), as summarized below:

MANAGED BY ALLIANCEBERNSTEIN L.P. (Class A Shares unless noted otherwise)
     Global Bond Portfolio                                                     AVPSF
     Global Technology Portfolio                                               AVPSF
     Growth Portfolio (Class B Shares)                                         AVPSF
     Growth and Income Portfolio  (Class B Shares)                             AVPSF
     Large Cap Growth Portfolio*                                               AVPSF
     Small Cap Growth Portfolio**                                              AVPSF

MANAGED BY AIM ADVISORS, INC. (Series I Shares)
     AIM V.I. Capital Appreciation Fund                                        AVIF
     AIM V.I. International Growth Fund***                                     AVIF

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES LLP
  (Initial Shares)
     Dreyfus Stock Index Fund                                                  DSIF

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY (Initial Class Shares)
     VIP Growth Portfolio                                                      FVIPF
     VIP High Income Portfolio                                                 FVIPF
     VIP Money Market Portfolio                                                FVIPF
     VIP II Asset Manager Portfolio                                            FVIPFII
     VIP II Contrafund Portfolio                                               FVIPFII
     VIP II Investment Grade Bond Portfolio                                    FVIPFII

MANAGED BY VAN ECK ASSOCIATES CORPORATION (Initial Class Shares)
     Worldwide Emerging Market Fund                                            VEWIT
     Worldwide Hard Asset Fund                                                 VEWIT

*Formerly known as the Premier Growth Portfolio
**Formerly known as the Quasar Portfolio
***Formerly known as the AIM International Equity Fund

         Please review your fund prospectuses for more detailed information about these investment options. For additional fund prospectus copies, please contact our Service Center at the telephone number shown below.

         If you wish, you may complete the enclosed transfer form to give us instructions to transfer your account value, or you can call us at the telephone number below.

         Neither our automatic transfer of the liquidated proceeds to the Fidelity Money Market Portfolio, nor your transfer of assets out of the Portfolio prior to the liquidation or out of the Fidelity Money Market Portfolio within 60 days after the liquidation date, will count against free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy.

         Should you have any questions, you may contact our Service Center at 1-800-255-8402.



               Please keep this supplement with your prospectus.

Dated: February 21, 2007

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT 1
                      PROFILE VARIABLE ANNUITY PROSPECTUS
               DATED MAY 2, 2002 (as Supplemented July 28, 2006)


         The purpose of this supplement is to notify Profile variable annuity contract owners of the proposed closing and liquidation of the Dreyfus VIF Small Company Stock Portfolio ("Portfolio"), a series of the Dreyfus Variable Investment Fund ("Fund").

         The Board of Trustees ("Board") of the Fund has voted to recommend liquidation of the Portfolio. The Board voted to recommend the liquidation of the Portfolio because its net assets have grown to only $42.5 million and it is unlikely that the Portfolio will experience material growth in assets in the foreseeable future. The Portfolio's asset size results in fixed expenses remaining high (before fee waivers and/or reimbursements) relative to total assets. The closing and liquidation is subject to shareholder approval at a special meeting to be held on or about April 16, 2007 ("Meeting"). If approved by shareholders, the liquidation is expected to be effective on or about April 30, 2007.

         If the liquidation is not approved, the Portfolio will not be liquidated and will continue to operate and be managed in accordance with its investment objective and policies as currently in effect. However, in such case, the Fund's Board would determine what alternative action, if any, should be taken.

         If the closing and liquidation is approved, then on or about April 30, 2007 funds invested in subaccount supported by the Portfolio will be automatically moved into the Fidelity VIP Money Market Portfolio - Initial Class ("Fidelity Money Market Portfolio").

         Please note that we must receive instructions from you to transfer your account value out of the Portfolio prior to the close of the New York Stock Exchange ("Market Close") on April 30, 2007 if you do not wish to have the liquidation proceeds allocated to the Fidelity Money Market Portfolio. At any time prior to Market Close on April 30, 2007, you may transfer your account value in the Portfolio to any other investment option offered in your contract. Other investment options offered in your contract are part of the AllianceBernstein Variable Products Series Fund, Inc. ("AVPSF"), AIM Variable Insurance Funds, Inc. ("AVIT"), Dreyfus Stock Index Fund ("DSIF"), Fidelity Variable Insurance Products Fund (FVIPF"), Fidelity Variable Insurance Products Fund II ("FVIPII") and Van Eck Worldwide Insurance Trust ("VEWIT"), as summarized below:

MANAGED BY ALLIANCEBERNSTEIN L.P. (Class A)
     Balanced Shares Portfolio*                                                AVPSF
     Global Bond Portfolio                                                     AVPSF
     Global Technology Portfolio                                               AVPSF
     Growth Portfolio                                                          AVPSF
     Growth and Income Portfolio                                               AVPSF
     Large Cap Growth Portfolio**                                              AVPSF
     Small Cap Growth Portfolio***                                             AVPSF

MANAGED BY AIM ADVISORS, INC. (Series I Shares)
     AIM V.I. Capital Appreciation Fund                                        AVIF
     AIM V.I. International Growth Fund****                                    AVIF

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES LLP
  (Initial Shares)
     Dreyfus Stock Index Fund                                                  DSIF

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY (Initial Class Shares)
     VIP Growth Portfolio                                                      FVIPF
     VIP High Income Portfolio                                                 FVIPF
     VIP Money Market Portfolio                                                FVIPF
     VIP II Asset Manager Portfolio                                            FVIPFII
     VIP II Contrafund Portfolio                                               FVIPFII
     VIP II Investment Grade Bond Portfolio                                    FVIPFII

MANAGED BY VAN ECK ASSOCIATES CORPORATION (Initial Class Shares)
     Worldwide Emerging Market Fund                                            VEWIT
     Worldwide Hard Asset Fund                                                 VEWIT

*Formerly know as the Total Return Portfolio
**Formerly known as the Premier Growth Portfolio
***Formerly known as the Quasar Portfolio
****Formerly known as the AIM International Equity Fund

         Please review your fund prospectuses for more detailed information about these investment options. For additional fund prospectus copies, please contact our Service Center at the telephone number shown below.

         If you wish, you may complete the enclosed transfer form to give us instructions to transfer your account value, or you can call us at the telephone number below.

         Neither our automatic transfer of the liquidated proceeds to the Fidelity Money Market Portfolio, nor your transfer of assets out of the Portfolio prior to the liquidation or out of the Fidelity Money Market Portfolio within 60 days after the liquidation date, will count against free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy.

         Should you have any questions, you may contact our Service Center at 1-800-255-8402.



               Please keep this supplement with your prospectus.

Dated: February 21, 2007